STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Common Stock	Additional Paid-In Capital	Deficit accumulated during the exploration stage	Total
Balance at Jan. 28, 2013
Balance (in shares) at Jan. 28, 2013
Issuance of common stock for cash	98,000	(77,000)		21,000
Issuance of common stock for cash (in shares)	98,000,000
Net loss			(13,972)	(13,972)
Balance at Sep. 30, 2013	$ 98,000	$ (77,000)	$ (13,972)	$ 7,028
Balance (in shares) at Sep. 30, 2013	98,000,000